Shareholders' Equity - Schedule of Issued and Outstanding Common Shares (Details) - Common Stock [Member] - USD ($)	Dec. 31, 2025	Oct. 02, 2025
Class of Stock [Line Items]
Common shares, Number	1	1
Common shares, Amount